Parnassus Mid Cap Growth Fund

Portfolio of Investments as of March 31, 2026 (unaudited)

Equities	Shares	Market Value ($)

Aerospace & Defense (3.9%)

Rocket Lab Corp.[q]	106,137	6,816,118

StandardAero Inc.[q]	846,996	21,877,907

		28,694,025

Biotechnology (5.4%)

Alnylam Pharmaceuticals Inc.[q]	48,991	16,209,652

Insmed Inc.[q]	61,289	10,021,977

Natera Inc.[q]	64,221	12,843,558

		39,075,187

Building Products (3.9%)

Builders FirstSource Inc.[q]	149,316	12,293,186

Trane Technologies plc	39,370	16,407,054

		28,700,240

Capital Markets (3.4%)

MSCI Inc., Class A	23,882	12,872,637

Robinhood Markets Inc., Class Aq	175,312	12,149,122

		25,021,759

Chemicals (1.5%)

The Sherwin-Williams Co.	33,248	10,657,646

Commercial Services & Supplies (2.8%)

Waste Connections Inc.	124,015	20,144,997

Construction & Engineering (3.5%)

Quanta Services Inc.	45,913	25,207,155

Construction Materials (2.0%)

Vulcan Materials Co.	54,675	14,888,003

Electrical Equipment (6.2%)

Hubbell Inc., Class B	45,215	22,188,809

Rockwell Automation Inc.	63,002	22,610,158

		44,798,967

Health Care Equipment & Supplies (6.9%)

Edwards Lifesciences Corp.[q]	133,998	10,730,560

IDEXX Laboratories Inc.[q]	32,709	18,378,860

Insulet Corp.[q]	55,261	11,595,968

Medline Inc., Class Aq	216,000	9,612,000

		50,317,388

Hotels, Restaurants & Leisure (12.4%)

Chipotle Mexican Grill Inc., Class Aq	505,293	16,174,429

DoorDash Inc., Class Aq	88,243	13,249,686

Hilton Worldwide Holdings Inc.	115,082	34,994,135

Equities	Shares	Market Value ($)

Royal Caribbean Cruises Ltd.	94,543	26,016,343

		90,434,593

Household Durables (1.9%)

Somnigroup International Inc.	190,000	14,044,800

Interactive Media & Services (0.7%)

Reddit Inc., Class Aq	36,137	4,865,847

IT Services (3.3%)

Cloudflare Inc., Class Aq	116,877	24,116,400

Life Sciences Tools & Services (4.9%)

Agilent Technologies Inc.	160,777	18,325,362

Mettler-Toledo International Inc.[q]	13,864	17,485,277

		35,810,639

Multiline Retail (2.1%)

MercadoLibre Inc.[q]	8,771	15,165,234

Road & Rail (3.1%)

Old Dominion Freight Line Inc.	114,289	22,332,071

Semiconductors & Semiconductor Equipment (8.8%)

KLA Corp.	13,630	20,068,948

Monolithic Power Systems Inc.	18,172	19,868,356

Teradyne Inc.	81,452	24,147,260

		64,084,564

Software (14.1%)

BILL Holdings Inc.[q]	556,511	21,314,371

Cadence Design Systems Inc.[q]	47,859	13,298,580

Datadog Inc., Class Aq	133,528	15,762,980

Guidewire Software Inc.[q]	147,343	22,036,619

Procore Technologies Inc.[q]	282,928	16,126,896

PTC Inc.[q]	95,620	13,624,894

		102,164,340

Specialty Retail (3.3%)

Dick’s Sporting Goods Inc.	75,518	14,974,464

O’Reilly Automotive Inc.[q]	98,789	9,119,213

		24,093,677

Technology Hardware, Storage & Peripherals (1.6%)

Sandisk Corp.[q]	18,640	11,842,738

Trading Companies & Distributors (3.7%)

WW Grainger Inc.	24,616	26,851,379

Total investment in equities (99.4%)

(cost $603,067,050)		723,311,649

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.7%)

JPMorgan Chase, New York	2.98%	04/01/2026	5,194,328	5,194,328

Total short-term securities (0.7%)

(cost $5,194,328)				5,194,328

Total securities (100.1%)

(cost $608,261,378)				728,505,977

Other assets and liabilities (-0.1%)				(740,626)

Total net assets (100.0%)				727,765,351

q	This security is non-income producing.

plc	Public Limited Company